Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	$ 92,340	$ (112,511)	$ 75,239
Less: reclassification adjustment of realized capital gains and losses	64,197	27,975	431
Unrealized net capital gains and losses	28,143	(140,486)	74,808
Unrealized foreign currency translation adjustments	(1,436)	1,312	(642)
Other comprehensive income	26,707	(139,174)	74,166
Tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	(32,319)	39,379	(26,333)
Less: reclassification adjustment of realized capital gains and losses	(22,469)	(9,791)	(151)
Unrealized net capital gains and losses	(9,850)	49,170	(26,182)
Unrealized foreign currency translation adjustments	502	(459)	225
Other comprehensive income	(9,348)	48,711	(25,957)
After-tax
Unrealized net holding gains (losses) arising during the period, net of related offsets	60,021	(73,132)	48,906
Less: reclassification adjustment of realized capital gains and losses	41,728	18,184	280
Unrealized net capital gains and losses	18,293	(91,316)	48,626
Unrealized foreign currency translation adjustments	(934)	853	(417)
Other comprehensive income	$ 17,359	$ (90,463)	$ 48,209